Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable - Trade	$ 526	$ 465
Receivables from related parties	35	39
Less: provision for doubtful accounts	(7)	(6)
Trade receivables - net	554	498
Provisions for volume rebates	(45)	(35)
Other	54	61
Trade receivables	$ 563	$ 524